INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	9 month periods ended	Years ended
	December 31, 2014	March 31, 2014	March 31, 2013
	$	$	$
Components of net loss before income taxes consists of the following:
U.S.	-	-	-
Canada	(2,464,747)	(1,451,769)	(937,059)
	(2,464,747)	(1,451,769)	(937,059)

	2014	2014	2013
	$	$	$
Net loss before recovery of income taxes	(2,464,747)	(1,451,769)	(937,059)

Statutory rate	26.50%	26.50%	26.50%
Expected income tax recovery	(653,158)	(384,719)	(248,321)

Other basis adjustment	(29,109)	(6,966)	(8,576)
Non-deductible expenses	193,305	148,936	(38,493)
Change in valuation allowance	488,962	242,749	295,390
Recovery of income taxes	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred taxes are as follows:

	2014	2014	2013
	$	$	$
Deferred tax assets
Current
	-	403	-
Valuation allowance	-	(403)	-
	-	-	-
Long-term	$	$	$
Unrealized tax credits	-	19,591	19,721
Property and equipment	36,940	23,985	-
Share issue costs	7,137	6,461	7,228
SR&ED pool	162,350	-	-
Other	18,621	-	-
Net operating losses	812,522	529,889	310,228
Valuation allowance	(1,037,570)	(579,926)	(337,177)
	-	-	-